Main items related to operating activities - Inventories, Valuation Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in the valuation allowance on inventories
Balance as of the beginning of the period	$ 14,730	$ 17,132
Balance as of the end of the period	19,952	14,730	$ 17,132
Valuation allowance/Cumulative impairments
Changes in the valuation allowance on inventories
Balance as of the beginning of the period	(1,285)	(1,174)	(1,343)
Increase (net)	(36)	(85)	205
Currency translation adjustment and other variations	83	(26)	(36)
Balance as of the end of the period	$ (1,238)	$ (1,285)	$ (1,174)